Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury; ProShares Ultra 7-10 Year Treasury; ProShares Short 7-10 Year Treasury; ProShares UltraShort 7-10 Year Treasury; ProShares Ultra 20+ Year Treasury; ProShares Short 20+ Year Treasury; ProShares UltraShort 20+ Year Treasury; ProShares UltraPro Short 20+ Year Treasury; ProShares UltraShort TIPS

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort 3-7 Year Treasury	Barclays U.S. 3-7 Year Treasury Bond Index	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index
ProShares Ultra 7-10 Year Treasury ProShares Short 7-10 Year Treasury ProShares UltraShort 7-10 Year Treasury	Barclays 7-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index
ProShares Ultra 20+ Year Treasury ProShares Short 20+ Year Treasury ProShares UltraShort 20+ Year Treasury ProShares UltraPro Short 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
ProShares UltraShort TIPS	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
There is no change to each Fund’s name or investment policy.

ProShares UltraShort 3-7 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 3-7 Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort 3-7 Year Treasury	Barclays U.S. 3-7 Year Treasury Bond Index	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares Ultra 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares Ultra 7-10 Year Treasury	Barclays 7-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares Short 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Short 7-10 Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares Short 7-10 Year Treasury	Barclays 7-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares UltraShort 7-10 Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 7-10 Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort 7-10 Year Treasury	Barclays 7-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares Ultra 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Ultra 20+ Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares Ultra 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares Short 20+ Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares Short 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares UltraShort 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort 20+ Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares UltraPro Short 20+ Year Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraPro Short 20+ Year Treasury

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraPro Short 20+ Year Treasury	Barclays 20+ Year Treasury Bond Index	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index
There is no change to each Fund’s name or investment policy.

ProShares UltraShort TIPS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
PROSHARES TRUST

ProShares UltraShort TIPS

Supplement dated September 7, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus dated

October 1, 2015, as supplemented or amended

Effective immediately, the name of each Fund’s underlying index is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
ProShares UltraShort TIPS	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
There is no change to each Fund’s name or investment policy.